Description of Business	12 Months Ended
Dec. 31, 2018
Description of Business [Abstract]
Description of Business

NOTE 1: DESCRIPTION OF BUSINESS

Navios Maritime Containers Inc. (“Navios Containers Inc.”) was incorporated in the Republic of the Marshall Islands on April 28, 2017.

Conversion into Limited Partnership

On November 30, 2018, Navios Containers Inc. was converted into a limited partnership, Navios Maritime Containers L.P. (“Navios Containers L.P.” or the “Company”). The Company is a growth vehicle dedicated to the container sector of the maritime industry.

The Company converted the issued common shares to common units at the conversion ratio of one common share of Navios Maritime Containers Inc. for each common unit of Navios Containers L.P. The financial statements of the Company have been presented giving retroactive effect to the conversion described above which was treated as a reorganization made within the context of the Company’s above-mentioned transactions.

As of December 31, 2018, Navios Containers L.P. had a total of 34,603,100 common units outstanding. Navios Maritime Partners L.P. (“Navios Partners”) held 11,592,276 common units representing 33.5% of the equity and Navios Maritime Holdings Inc. (“Navios Holdings”) held 1,263,276 common units representing 3.7% of the equity of Navios Containers L.P.

The common units of the Company commenced trading on the Nasdaq Global Select Market on December 10, 2018 under the ticker symbol NMCI.

The operations of the Company are managed by a wholly-owned subsidiary of Navios Holdings (the “Manager”), from its offices in Piraeus, Greece, Singapore and Monaco.